CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

US$ MILLIONS	2022	2021
Cash	$684	$745
Cash equivalents(1)	454	505
Restricted cash(2)	141	156
Total cash and cash equivalents	$1,279	$1,406

(1)Short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(2)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.